Filed with the Securities and Exchange Commission on October 22, 1997

                                                  File No. 2-65669
                                                  File No. 811-2959

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     22

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     24
                           Scudder Tax Free Money Fund
       (Exact Name of Registrant as Specified in Charter)

        Two International Place, Boston, MA           02110-4103
     (Address of Principal Executive Offices)     (Zip Code)

   Registrant's Telephone Number, including Area Code:  (617)
                            295-2567

                       Thomas F. McDonough
                 Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA  02110

               (Name Address of Agent for Service)

It is proposed that this filing will become effective

       X       immediately upon filing pursuant to paragraph (b)

               on May 1, 1997 pursuant to paragraph (b)

               60 days after filing pursuant to paragraph (a)(i)

               on  ______  pursuant to paragraph (a)(i)

               75 days after filing pursuant to paragraph (a)(ii)

               on ________  pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following:

    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                   SCUDDER TAX FREE MONEY FUND
                      CROSS-REFERENCE SHEET

                   Items Required By Form N-1A


PART A

Item No.   Item Caption     Prospectus Caption

   1.      Cover Page       COVER PAGE

   2.      Synopsis         EXPENSE INFORMATION

   3.      Condensed        FINANCIAL HIGHLIGHTS
           Financial
           Information

   4.      General          SCUDDER TAX FREE MONEY
           Description of     FUND-Investment Objectives and
           Registrant         Policies, Investments
                            ADDITIONAL INFORMATION ABOUT POLICIES
                              AND INVESTMENTS
                            FUND ORGANIZATION

   5.      Management of    A MESSAGE FROM SCUDDER'S CHAIRMAN
           the Fund         FUND ORGANIZATION-Investment adviser;
           Transfer agent   SHAREHOLDER BENEFITS-A team approach
                              to investing

    5A.    Management's     NOT APPLICABLE
           Discussion of
           Fund
           Performance

   6.      Capital Stock    DISTRIBUTION AND PERFORMANCE
           and Other          INFORMATION-Dividends and capital
           Securities         gains distributions
                            TRANSACTION INFORMATION-Tax
                              information
                            SHAREHOLDER BENEFITS-Toll-free
                              Telephone Service and Information,
                              T.D.D. Service for the Hearing
                              Impaired, Dividend reinvestment
                              plan
                            HOW TO CONTACT SCUDDER

   7.      Purchase of      PURCHASES
           Securities       TRANSACTION INFORMATION-Purchasing
           Being Offered      shares
                            INVESTMENT PRODUCTS AND SERVICES
                            FUND ORGANIZATION-Underwriter

   8.      Redemption or    EXCHANGES AND REDEMPTIONS
           Repurchase       TRANSACTION INFORMATION-Redeeming shares

   9.      Pending Legal    NOT APPLICABLE
           Proceedings

                               Cross Reference - Page 1

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             ORGANIZATION OF THE FUNDS
          Information and
          History

  13.     Investment          THE FUNDS AND THEIR OBJECTIVE
          Objectives and
          Policies

  14.     Management of the   TRUSTEES AND OFFICERS
          Fund                REMUNERATION

  15.     Control Persons     TRUSTEES AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts, Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation and
          Other Practices

  18.     Capital Stock and   ORGANIZATION OF THE FUNDS
          Other Securities

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being       THE FUNDS-Dividend and Capital
          Offered                Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements

                               Cross Reference - Page 2

                                     Part A


Part A of this Post-Effective Amendment No. 22 to the Registration Statement is incorporated by reference in its entirety to the Scudder Tax Free Money Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 22 to the Registration Statement is incorporated by reference in its entirety to the Scudder Tax Free Money Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                   SCUDDER TAX FREE MONEY FUND

                   PART C.  OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

          a.   Financial Statements

               Included in Part A:
                    Financial highlights for the ten fiscal years ended December 31, 1996.
                    Incorporated by reference to Post-Effective
                    Amendment No. 21 to the Registration
                    Statement.

               Included in Part B:
                    Investment Portfolio as of December 31, 1996
                    Statement of Assets and Liabilities as of December 31, 1996
                    Statement of Operations for the fiscal year ended December 31, 1996
                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1996 Financial Highlights for the ten fiscal years ended December 31, 1996
                    Notes to Financial Statements
                    Report of Independent Accountants
                    Incorporated by reference to Post-Effective
                    Amendment No. 21 to the Registration
                    Statement.

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

          b.   Exhibits:

               All references to the Registration Statement are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 5, 1979. File Nos. 2-65669 and 811-2959 (the
               "Registration Statement").

               1.   (a)  Amended and Restated Declaration of
                         Trust dated December 9, 1987 is filed
                         herein.

                    (b)  Amendment to Amended and Restated
                         Declaration of Trust dated December 11,
                         1990 is filed herein.

               2.   (a)  By-Laws of the Registrant dated October
                         5, 1979 as amended through December 19,
                         1979 is filed herein.

                    (b)  Amendment dated August 13, 1991 to the
                    (1)  By-Laws of the Registrant is filed
                         herein.

                    (b)  Amendment dated December 10, 1991 to the
                    (2)  By-Laws of the Registrant is filed
                         herein.

               3.        Inapplicable.

               4. Specimen certificate representing shares of beneficial interest with $.01 par value is filed herein.

                                 Part C - Page 1

               5.        Investment Management Agreement between
                         the Registrant and Scudder, Stevens &
                         Clark, Inc. dated December 12, 1990 is
                         filed herein.

               6.        Underwriting Agreement between the
                         Registrant and Scudder Investor
                         Services, Inc., formerly Scudder Fund
                         Distributors, Inc., dated September 10,
                         1985 is filed herein.

               7.        Inapplicable.

               8.(a)     Custodian Agreement between the
                         Registrant and State Street Bank and
                         Trust Company ("State Street Bank")
                         dated December 31, 1979 is filed herein.

                 (b)(1)  Amendment to the Custodian Agreement
                         between the Registrant and State Street
                         Bank dated August 9, 1988 is filed
                         herein.

                 (b)(2)  Amendment to the Custodian Contract
                         between the Registrant and State Street
                         Bank dated December 11, 1990 is filed
                         herein.

                    (c)  Fee schedule for the amendment to the
                         Custodian Agreement between the
                         Registrant and State Street Bank is
                         filed herein.

                    (d)  Subcustodian Agreement between State
                         Street Bank and Morgan Guaranty Trust
                         Company of New York dated November 25,
                         1985 is filed herein.

                    (e)  Subcustodian Agreement between Irving
                         Trust Company and State Street Bank
                         dated November 30, 1987 is filed herein.

                    (f)  Subcustodian Agreement between Chemical
                         Bank and State Street Bank dated May 31,
                         1988 is filed herein.

                    (g)  Subcustodian Agreement between Security
                         Pacific National Trust Company (New
                         York) and State Street Bank dated
                         February 18, 1988 is filed herein.

                    (h)  Subcustodian Agreement between Bankers
                         Trust Company and State Street Bank
                         dated August 15, 1989 is filed herein.

                    (i)  Fee Schedule for Exhibit 8(a) is
                         incorporated by reference to Post-
                         Effective Amendment No. 18.

               9.(a)(1)  Transfer Agency and Service Agreement
                         with fee schedule between the Registrant and Scudder Service Corporation dated
                         October 2, 1989 is filed herein.

                 (a)(2) Revised Fee Schedule dated October 1, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

                 (a)(3)  Fund Accounting Services Agreement
                         between the Registrant and Scudder Fund
                         Accounting Corporation dated September
                         27, 1994 is incorporated by reference to Post-Effective Amendment No. 18.

                 (a)(4) Revised Fee Schedule for Exhibit 9(a)(1) dated October 1, 1996.

                                Part C - Page 2

                    (b)  Inapplicable.

               10.       Inapplicable.

               11.       Inapplicable.

               12.       Inapplicable.

               13.       Inapplicable.

               14.       Inapplicable.

               15.       Inapplicable.

               16.       Schedule for Computation of Performance
                         Quotation is filed herein.

                         Power of Attorney is incorporated by
                         reference to the signature page of Post-
                         Effective Amendment No. 13 and Post-
                         Effective Amendment No. 17 to the
                         Registration Statement and is filed
                         herein.

               17.       Inapplicable.

Item 25.  Persons Controlled by or under Common Control with Registrant.

          None

Item 26.  Number of Holders of Securities (as of October 13, 1997).

                (1)                      (2)
           Title of Class         Number of Record
                                    Shareholders

          Shares of
          beneficial
          interest
          ($.01 par value)              5,425

Item 27.  Indemnification.

          A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Sections 4.1 - 4.3 of Registrant's
          Declaration of Trust provide as follows:

               Section 4.1  No Personal Liability of
               Shareholders, Trustees, Etc.

               No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding

                                Part C - Page 3
               to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this
               Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

               Section 4.2  Non-Liability of Trustees, Etc.

               No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4.3  Mandatory Indemnification.

               (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                    (i)  every person who is, or has been, a
                         Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or
                         "proceeding" shall apply to all claims,
                         actions, suits or proceedings (civil,
                         criminal, administrative, or other,
                         including appeals), actual or
                         threatened; and the words "liability"
                         and "expenses" shall include, without
                         limitation, attorneys' fees, costs,
                         judgments, amounts paid in settlement,
                         fines, penalties and other liabilities.

               (b)  No indemnification shall be provided
               hereunder to a Trustee or officer:

                    (i)  against any liability to the Trust, a
                         Series thereof, or the Shareholders by
                         reason of a final adjudication by a
                         court or other body before which a
                         proceeding was brought that he engaged
                         in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with respect to any matter as to which
                         he shall have been finally adjudicated
                         not to have acted in good faith in the
                         reasonable belief that his action was in the best interest of the Trust;

                                Part C - Page 4

                    (iii)in the event of a settlement or
                         other disposition not involving a final
                         adjudication as provided in paragraph
                         (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                         (A)  by the court or other body
                         approving the settlement or other
                         disposition; or

                         (B)  based upon a review of readily
                         available facts (as opposed to a   full
                         trial-type inquiry) by (x) vote of a
                         majority of the     Disinterested
                         Trustees acting on the matter (provided
                         that a    majority of the Disinterested
                         Trustees then in office act on the
                         matter) or (y) written opinion of
                         independent legal counsel.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                    (i)  such undertaking is secured by a surety
                         bond or some appropriate security
                         provided by the recipient, or the Trust
                         shall be insured against losses arising
                         out of any such advances: or

                    (ii) a majority of the Disinterested Trustees
                         acting on the matter (provided that a
                         majority of the Disinterested Trustees
                         act on the matter) or an independent
                         legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

               As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.  Business or Other Connections of Investment Adviser

          The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item
          28.

                                Part C - Page 5

     Name

Stephen R. Beckwith      Business and Other Connections of Board
                         of Directors of Registrant's Adviser

Lynn S. Birdsong         Director, Vice President, Treasurer, Chief
                            Operating Officer & Chief Financial Officer,
                            Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         President & Director, The Latin America Dollar
                            Income Fund, Inc.  (investment company)**
                         President & Director, Scudder World Income
                            Opportunities Fund, Inc.  (investment
                            company)**
                         President, The Japan Fund, Inc. (investment
                            company)**
                         Supervisory Director, The Latin America Income
                            and Appreciation Fund N.V. (investment
                            company) +
                         Supervisory Director, The Venezuela High Income
                            Fund N.V. (investment company) xx
                         Supervisory Director, Scudder Mortgage Fund
                            (investment company)+
                         Supervisory Director, Scudder Floating Rate
                            Funds for Fannie Mae Mortgage Securities I &
                            II (investment company) +
                         Director, Canadian High Income Fund (investment
                            company)#
                         Director, Hot Growth Companies Fund (investment
                            company)#
                         Director, Sovereign High Yield Investment
                            Company (investment company)+
                         Director, Scudder, Stevens & Clark (Luxembourg)
                            S.A. (investment manager) #

Nicholas Bratt           Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         President & Director, Scudder New Europe Fund,
                            Inc. (investment company)**
                         President & Director, The Brazil Fund, Inc.
                            (investment company)**
                         President & Director, The First Iberian Fund,
                            Inc. (investment company)**
                         President & Director, Scudder International
                            Fund, Inc.  (investment company)**
                         President & Director, Scudder Global Fund, Inc.
                            (President on all series except Scudder
                            Global Fund) (investment company)**
                         President & Director, The Korea Fund, Inc.
                            (investment company)**
                         President & Director, Scudder New Asia Fund,
                            Inc. (investment company)**
                         President, The Argentina Fund, Inc. (investment
                            company)**
                         Vice President, Scudder, Stevens & Clark
                            Corporation (Delaware) (investment adviser)**
                         Vice President, Scudder, Stevens & Clark Japan,
                            Inc. (investment adviser)###
                         Vice President, Scudder, Stevens & Clark of
                            Canada Ltd. (Canadian investment adviser)
                            Toronto, Ontario, Canada
                         Vice President, Scudder, Stevens & Clark
                            Overseas Corporationoo

E. Michael Brown         Director, Chief Administrative Officer, Scudder,
                            Stevens & Clark, Inc. (investment adviser)**
                         Trustee, Scudder GNMA Fund (investment company)*
                         Trustee, Scudder Portfolio Trust (investment
                            company)*
                         Trustee, Scudder U.S. Treasury Fund (investment
                            company)*
                         Trustee, Scudder Tax Free Money Fund (investment
                            company)*
                         Trustee, Scudder State Tax Free Trust
                            (investment company)*
                         Trustee, Scudder Cash Investment Trust
                            (investment company)*
                         Assistant Treasurer, Scudder Investor Services,
                            Inc. (broker/dealer)*
                         Director & President, Scudder Realty Holding
                            Corporation (a real estate holding company)*
                         Director & President, Scudder Trust Company (a
                            trust company)+++
                         Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady           Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**

                                Part C - Page 6

                         Director & Vice President, Scudder Investor
                            Services, Inc. (broker/dealer)*
                         Director & Vice President, Scudder Service
                            Corporation (in-house transfer agent)*
                         Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin        Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         Chairman & Trustee, AARP Cash Investment Funds
                            (investment company)**
                         Chairman & Trustee, AARP Growth Trust
                            (investment company)**
                         Chairman & Trustee, AARP Income Trust
                            (investment company)**
                         Chairman & Trustee, AARP Tax Free Income Trust
                        (investment company)**
                         Chairman & Trustee, AARP Managed Investment
                            Portfolios Trust  (investment company)**
                         Director & Senior Vice President, Scudder
                         Investor Services, Inc. (broker/dealer)*
                         Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima      Director, Scudder, Stevens & Clark, Inc.
                           (investment adviser)**
                         Assistant Treasurer, Scudder Investor Services,
                            Inc. (broker/dealer)*

Jerard K. Hartman        Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         Vice President, Scudder California Tax Free
                            Trust (investment company)*
                         Vice President, Scudder Equity Trust (investment
                            company)**
                         Vice President, Scudder Cash Investment Trust
                            (investment company)*
                         Vice President, Scudder Fund, Inc. (investment
                            company)**
                         Vice President, Scudder Global Fund, Inc.
                            (investment company)**
                         Vice President, Scudder GNMA Fund (investment
                            company)*
                         Vice President, Scudder Portfolio Trust
                            (investment company)*
                         Vice President, Scudder Institutional Fund, Inc.
                            (investment company)**
                         Vice President, Scudder International Fund, Inc.
                            (investment company)**
                         Vice President, Scudder Investment Trust
                            (investment company)*
                         Vice President, Scudder Municipal Trust
                            (investment company)*
                         Vice President, Scudder Mutual Funds, Inc.
                            (investment company)**
                         Vice President, Scudder New Asia Fund, Inc.
                            (investment company)**
                         Vice President, Scudder New Europe Fund, Inc.
                            (investment company)**
                         Vice President, Scudder Securities Trust
                            (investment company)*
                         Vice President, Scudder State Tax Free Trust
                            (investment company)*
                         Vice President, Scudder Funds Trust (investment
                            company)**
                         Vice President, Scudder Tax Free Money Fund
                            (investment company)*
                         Vice President, Scudder Tax Free Trust
                            (investment company)*
                         Vice President, Scudder U.S. Treasury Money Fund
                            (investment company)*
                         Vice President, Scudder Pathway Series
                            (investment company)*
                         Vice President, Scudder Variable Life Investment
                            Fund (investment company)*
                         Vice President, The Brazil Fund, Inc.
                            (investment company)**
                         Vice President, The Korea Fund, Inc. (investment
                            company)**
                         Vice President, The Argentina Fund, Inc.
                            (investment company)**
                         Vice President & Director, Scudder, Stevens &
                            Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                         Vice President, The First Iberian Fund, Inc.
                            (investment company)**
                         Vice President, The Latin America Dollar Income
                            Fund, Inc. (investment company)**
                         Vice President, Scudder World Income
                            Opportunities Fund, Inc. (investment
                            company)**

Richard A. Holt          Director, Scudder, Stevens & Clark, Inc.
                           (investment adviser)**
                         Vice President, Scudder Variable Life Investment
                            Fund (investment company)*

John T. Packard          Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         President, Montgomery Street Income Securities,
                            Inc. (investment company) o
                         Chairman, Scudder Realty Advisors, Inc. (realty
                            investment adviser) x

                                Part C - Page 7

Daniel Pierce            Chairman & Director, Scudder, Stevens & Clark,
                            Inc. (investment adviser)**
                         Chairman, Vice President & Director, Scudder
                            Global Fund, Inc.  (investment company)**
                         Chairman & Director, Scudder New Europe Fund,
                            Inc. (investment company)**
                         Chairman & Director, The First Iberian Fund,
                            Inc. (investment company)**
                         Chairman & Director, Scudder International Fund,
                            Inc. (investment company)**
                         Chairman & Director, Scudder New Asia Fund, Inc.
                            (investment company)**
                         President & Trustee, Scudder Equity Trust
                            (investment company)**
                         President & Trustee, Scudder GNMA Fund
                            (investment company)*
                         President & Trustee, Scudder Portfolio Trust
                            (investment company)*
                         President & Trustee, Scudder Funds Trust
                            (investment company)**
                         President & Trustee, Scudder Securities Trust
                            (investment company)*
                         President & Trustee, Scudder Investment Trust
                            (investment company)*
                         President & Director, Scudder Institutional
                            Fund, Inc. (investment company)**
                         President & Director, Scudder Fund, Inc.
                            (investment company)**
                         President & Director, Scudder Mutual Funds, Inc.
                            (investment company)**
                         Vice President & Trustee, Scudder Municipal
                            Trust (investment company)*
                         Vice President & Trustee, Scudder Variable Life
                            Investment Fund (investment company)*
                         Vice President & Trustee, Scudder Pathway Series
                            (investment company)*
                         Trustee, Scudder California Tax Free Trust
                            (investment company)*
                         Trustee, Scudder State Tax Free Trust
                            (investment company)*
                         Vice President, Montgomery Street Income
                            Securities, Inc. (investment company)o
                         Chairman & President, Scudder, Stevens & Clark
                            of Canada, Ltd. (Canadian investment
                            adviser), Toronto, Ontario, Canada
                         Chairman & Director, Scudder Global
                            Opportunities Funds (investment company)
                            Luxembourg
                         Chairman, Scudder, Stevens & Clark, Ltd.
                            (investment adviser) London, England
                         President & Director, Scudder Precious Metals,
                            Inc. xxx
                         Vice President, Director & Assistant Secretary,
                            Scudder Realty Holdings Corporation
                            (a real estate holding company)*
                         Vice President, Director & Assistant Treasurer,
                            Scudder Investor Services, Inc.
                            (broker/dealer)*
                         Director, Scudder Latin America Investment Trust
                            PLC (investment company)@
                         Director, Fiduciary Trust Company (banking &
                            trust company) Boston, MA
                         Director, Fiduciary Company Incorporated
                            (banking & trust company) Boston, MA
                         Trustee, New England Aquarium, Boston, MA
                         Incorporator, Scudder Trust Company (a trust
                            company)+++

Kathryn L. Quirk         Director, Chief Legal Officer, Chief Compliance
                            Officer and Secretary, Scudder, Stevens &
                            Clark, Inc. (investment adviser)**
                         Director, Vice President & Assistant Secretary,
                            The Argentina Fund, Inc. (investment
                            company)**
                         Director, Vice President & Assistant Secretary,
                            Scudder International Fund, Inc. (investment company)**
                         Director, Vice President & Assistant Secretary,
                            Scudder New Asia Fund (investment company)**
                         Director, Vice President & Assistant Secretary,
                            Scudder Global Fund, Inc. (investment
                            company)**
                         Trustee, Vice President & Assistant Secretary,
                            Scudder Equity Trust (investment company)**
                         Trustee, Vice President & Assistant Secretary,
                            Scudder Securities Trust (investment
                            company)*
                         Trustee, Vice President & Assistant Secretary,
                            Scudder Funds Trust (investment company)**

                                Part C - Page 8

                         Trustee, Scudder Investment Trust (investment
                            company)*
                         Trustee, Scudder Municipal Trust (investment
                            company)*
                         Vice President & Trustee, Scudder Cash
                            Investment Trust (investment company)*
                         Vice President & Trustee, Scudder Tax Free Money
                            Fund (investment company)*
                         Vice President & Trustee, Scudder Tax Free Trust
                            (investment company)*
                         Vice President & Secretary, AARP Growth Trust
                            (investment company)**
                         Vice President & Secretary, AARP Income Trust
                            (investment company)**
                         Vice President & Secretary, AARP Tax Free Income
                            Trust (investment company)**
                         Vice President & Secretary, AARP Cash Investment
                            Funds (investment company)**
                         Vice President & Secretary, AARP Managed
                            Investment Portfolios Trust (investment
                            company)**
                         Vice President & Secretary, The Japan Fund, Inc.
                            (investment company)**
                         Vice President & Assistant Secretary, Scudder
                            World Income Opportunities Fund, Inc.
                            (investment company)**
                         Vice President & Assistant Secretary, The Korea
                            Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Brazil
                            Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Montgomery
                            Street Income Securities, Inc. (investment company)o
                         Vice President & Assistant Secretary, Scudder
                            Mutual Funds, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder
                            Pathway Series (investment company)*
                         Vice President & Assistant Secretary, Scudder
                            New Europe Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder
                            Variable Life Investment Fund (investment company)*
                         Vice President & Assistant Secretary, The First
                            Iberian Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Latin
                            America Dollar Income Fund, Inc. (investment company)**
                         Vice President, Scudder Fund, Inc. (investment
                            company)**
                         Vice President, Scudder Institutional Fund, Inc.
                            (investment company)**
                         Vice President, Scudder GNMA Fund (investment
                            company)*
                         Director, Senior Vice President & Clerk, Scudder
                            Investor Services, Inc. (broker/dealer)*
                         Director, Vice President & Secretary, Scudder
                            Fund Accounting Corporation (in-house fund accounting agent)*
                         Director, Vice President & Secretary, Scudder
                            Realty Holdings Corporation (a real estate holding company)*
                         Director & Clerk, Scudder Service Corporation
                            (in-house transfer agent)*
                         Director, SFA, Inc. (advertising agency)*
                         Vice President, Director & Assistant Secretary,
                            Scudder Precious Metals, Inc. xxx

Cornelia M. Small        Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         President, AARP Cash Investment Funds
                            (investment company)**
                         President, AARP Growth Trust (investment
                            company)**
                         President, AARP Income Trust (investment
                            company)**
                         President, AARP Tax Free Income Trust
                            (investment company)**
                         President, AARP Managed Investment Portfolio
                            Trust (investment company)**

Edmond D. Villani        Director, President & Chief Executive Officer,
                            Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Chairman & Director, The Argentina Fund, Inc.
                            (investment company)**
                         Chairman & Director, The Latin America Dollar
                            Income Fund, Inc. (investment company)**
                         Chairman & Director, Scudder World Income
                            Opportunities Fund, Inc.  (investment
                            company)**

                                Part C - Page 9

                         Supervisory Director, Scudder Mortgage Fund
                            (investment company) +
                         Supervisory Director, Scudder Floating Rate
                            Funds for Fannie Mae Mortgage Securities I &
                            II (investment company)+
                         Director, Scudder, Stevens & Clark Japan, Inc.
                            (investment adviser)###
                         Director, The Brazil Fund, Inc. (investment
                            company)**
                         Director, Indosuez High Yield Bond Fund
                            (investment company) Luxembourg
                         President & Director, Scudder, Stevens & Clark
                            Overseas Corporationoo
                         President & Director, Scudder, Stevens & Clark
                            Corporation (Delaware) (investment adviser)**
                         Director, Scudder Realty Advisors, Inc. (realty
                            investment adviser) x
                         Director, IBJ Global Investment Management S.A.,
                            (Luxembourg investment management company)
                            Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler        Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                         Vice President, Montgomery Street Income
                            Securities, Inc. (investment company)o

     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o    101 California Street, San Francisco, CA
     # Socit Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx  Grand Cayman, Cayman Islands, British West Indies
     oo   20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.       Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.
          Scudder GNMA Fund
          Scudder Institutional Fund, Inc.
          Scudder International Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.
          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment Fund
          AARP Cash Investment Funds
          AARP Growth Trust

                                Part C - Page 10

          AARP Income Trust
          AARP Tax Free Income Trust
          AARP Managed Investment Portfolios Trust
          The Japan Fund, Inc.

     (b)

     (1)                           (2)                    (3)

     Name and                      Position and Offices
     Principal                     with                   Positions and
     Business                      Scudder Investor       Offices with
     Address                       Services, Inc.         Registrant
     ----------------              --------------------   ------------------

     Lynn S. Birdsong              Senior Vice President  None
     345 Park Avenue
     New York, NY 10154

     E. Michael Brown              Assistant Treasurer    Trustee
     Two International Place
     Boston, MA  02110

     Mark S. Casady                Director and Vice      None
     Two International Place       President
     Boston, MA  02110

     Linda Coughlin                Director and Senior    None
     Two International Place        Vice President
     Boston, MA  02110

     Richard W. Desmond            Vice President         None
     345 Park Avenue
     New York, NY 10154

     Paul J. Elmlinger             Senior Vice President  None
     345 Park Avenue               and Assistant Clerk
     New York, NY 10154

     Margaret D. Hadzima           Assistant Treasurer    None
     Two International Place
     Boston, MA  02110

     Thomas W. Joseph              Director, Vice         Vice President
     Two International Place       President, Treasurer
     Boston, MA 02110              and Assistant Clerk

     David S. Lee                  Director, President    None
     Two International Place       and Assistant
     Boston, MA 02110              Treasurer


     Thomas F. McDonough           Clerk                  Vice
     Two International Place                              President and
     Boston, MA 02110                                     Secretary

     Thomas H. O'Brien             Assistant Treasurer    None
     345 Park Avenue
     New York, NY 10154


                                Part C - Page 11

     Name and                      Position and Offices
     Principal                     with                   Positions and
     Business                      Scudder Investor       Offices with
     Address                       Services, Inc.         Registrant
     ----------------              --------------------   ------------------


     Edward J. O'Connell          Assistant Treasurer     Vice President and
     345 Park Avenue                                      Assistant
     New York, NY                                         Treasurer
     10154

     Daniel Pierce                 Director, Vice         None
     Two International Place       President and
     Boston, MA 02110              Assistant Treasurer

     Kathryn L. Quirk              Director, Senior Vice  Vice
     345 Park Avenue               President and          President and
     New York, NY 10154            Assistant Clerk        Trustee

     Robert A. Rudell              Vice President         None
     Two International Place
     Boston, MA 02110

     Edmund J. Thimme              Vice President         None
     345 Park Avenue
     New York, NY 10154

     Benjamin Thorndike            Vice President         None
     Two International Place
     Boston, MA 02110

     Sydney S. Tucker              Vice President         None
     Two International Place
     Boston, MA 02110

     David B. Watts                Assistant Treasurer    None
     Two International Place
     Boston, MA 02110

     Linda J. Wondrack             Vice President         None
     Two International Place
     Boston, MA 02110

     The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

     (c)

           (1)          (2)             (3)              (4)            (5)
                        Net
         Name of     Underwriting    Compensation
        Principal     Discounts      on  Redemptions  Brokerage        Other
       Underwriter  and Commissions  and Repurchase   Commissions  Compensation


     Scudder Investor   None              None           None          None
     Services, Inc.


                                Part C - Page 12

Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Inapplicable.



                                Part C - Page 13

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the ____ day of October, 1997.

                                   SCUDDER TAX FREE MONEY FUND

                                   By/s/Thomas F. McDonough
                                     -----------------------------------
                                     Thomas F. McDonough, Vice President
                                     and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                       TITLE                     DATE


/s/David S. Lee
----------------------
David S. Lee*                   President (Principal      October ____, 1997
                                Executive Officer)
                                and Trustee


/s/E. Michael Brown
----------------------
E. Michael Brown*               Trustee                   October ____, 1997


/s/Dawn-Marie Driscoll
-----------------------
Dawn-Marie Driscoll*            Trustee                   October ____, 1997


/s/Peter B. Freeman
-----------------------
Peter B. Freeman*               Trustee                   October ____, 1997


/s/George M. Lovejoy, Jr
------------------------
George M. Lovejoy, Jr.*         Trustee                   October ____, 1997

/s/Kathryn L. Quirk
-----------------------
Kathryn L. Quirk*               Vice President and        October ____, 1997
                                Trustee


/s/ Jean C. Tempel
-----------------------
Jean C. Tempel*                 Trustee                   October ____, 1997


/s/
-----------------------
Pamela A. McGrath               Vice President and        October ____, 1997
                                Treasurer (Principal
                                Financial and
                                Accounting Officer)




*By:/s/Thomas F. McDonough
    ------------------------
     Thomas F. McDonough
     Attorney-in-fact pursuant
     to powers of attorney contained in the
     signature pages of Post-Effective Amendment No.
     13 to the Registration Statement filed on March
     22, 1991, Post-Effective Amendment No. 17 to the
     Registration Statement filed on February 24,
     1995, and Post-Effective Amendment No. 21 filed on
     April 30, 1997.

                                                  File No. 2-65669
                                                  File No. 811-2959


               SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549


                            EXHIBITS

                               TO

                            FORM N-1A


                 POST-EFFECTIVE AMENDMENT NO. 22

                    TO REGISTRATION STATEMENT

                              UNDER

                   THE SECURITIES ACT OF 1933

                               AND

                        AMENDMENT NO. 24

                    TO REGISTRATION STATEMENT

                              UNDER

               THE INVESTMENT COMPANY ACT OF 1940


                   SCUDDER TAX FREE MONEY FUND

                   SCUDDER TAX FREE MONEY FUND

                          EXHIBIT INDEX


                          Exhibit 1(a)
                          Exhibit 1(b)
                          Exhibit 2(a)
                         Exhibit 2(b)(1)
                         Exhibit 2(b)(2)
                            Exhibit 4
                            Exhibit 5
                            Exhibit 6
                          Exhibit 8(a)
                         Exhibit 8(b)(1)
                         Exhibit 8(b)(2)
                          Exhibit 8(c)
                          Exhibit 8(d)
                          Exhibit 8(e)
                          Exhibit 8(f)
                          Exhibit 8(g)
                          Exhibit 8(h)
                         Exhibit 9(a)(1)
                           Exhibit 16